REGULATORY FRAMEWORK	12 Months Ended
Dec. 31, 2018
REGULATORY FRAMEWORK [Abstract]
REGULATORY FRAMEWORK
17.	REGULATORY FRAMEWORK

a)	General framework of the natural gas transportation segment:

General aspects

Regarding TGS’ Natural Gas Transportation business, it is regulated by Law No. 24,076 (“the Natural Gas Act”), its regulatory Decree No. 1,738/92 and the Regulatory framework for the transportation and distribution of natural gas in Argentina. The Natural Gas Act created ENARGAS, which is entitled, among other things, to set the basis for the calculation, monitoring, approval of tariffs and the power to verify compliance with the Natural Gas Law and its regulations. On January 28, 2016, Resolution No. 7 of the MINEM of Argentina repealed the Resolution 2000/2005 of the former Ministry of MPFIPyS which provided that all tariff increases should have the prior intervention of the Undersecretary of Coordination and Management Control.

TGS License has been granted for an original period of 35 years beginning on December 28, 1992. However, the Natural Gas Act provides that TGS may apply to ENARGAS for a renewal of its license for an additional period of ten years. ENARGAS should evaluate at that time the performance of TGS and raise a recommendation to the Executive Branch. At the end of the period of validity of the license, 35 or 45, as appropriate, the Natural Gas Act requires a call for a new tender for the granting of a new license, in which TGS, provided the Company fulfilled substantially with the obligations resulting from the license, would have the option of matching the best offer that the Government received in this bidding process.

Tariff situation

Prior the enactment of the Public Emergency Law, and according to the Regulatory Framework, transportation tariffs were to be calculated in US dollars and converted into Argentine pesos at the time the customer was billed using the exchange rate prevailing at the date of the billing. The basic natural gas transportation tariffs charged by TGS had been established at the time of the privatization of GdE and were to be adjusted, subject to prior authorization, in the following cases: (i) semiannually to reflect changes in the US producer price index (“PPI”) and (ii) every five years according to efficiency and investment factors determined by ENARGAS. The “efficiency factor” was a reduction to the base tariff resulting from future efficiency programs while the “investment factor” increased the tariffs to compensate the licensees for future investments which were not repaid through tariffs. Also, subject to ENARGAS approval, tariffs were to be adjusted to reflect non-recurrent circumstances or tax changes, other than income tax.

The terms and conditions as described in the precedent paragraph in connection with tariff adjustments contemplated within the Regulatory Framework are no longer effective since the enactment of the Public Emergency Law in early 2002, which, among other provisions, eliminated tariff increases based on US dollar exchange rate fluctuations, foreign price indexes or any other indexing procedure and established a conversion rate of one peso to one US dollar for tariffs. The Public Emergency Law also granted the Executive Branch power to renegotiate contracts entered into with private utility companies, pursuant to the framework included in such law as long as it is in force, which expired on December 31, 2017, after several extensions.

In July 2003, the former Unit for Renegotiation and Assessment of Utilities Contracts (“ex UNIREN”) was created under the joint jurisdiction of the Ministry of Economy and Finance and the Ministry of Federal Planning, Public Investment and Services (“ex MPFIPyS”). Ex UNIREN conducted the renegotiation process of the contracts related to utilities and public works, and was entitled to enter into total or partial agreements with the licensees and submit projects regulating the transitory adjustment of tariffs and prices, among other things. As provided in the Public Emergency Law, TGS should have reached a consensus with the ex UNIREN on the modalities, terms and dates for signing the comprehensive agreement before its due date. In the event that such a consensus was not reached, ex UNIREN should have submitted a report to the Executive Branch with recommendations of the next steps to follow in the future.

On February 16, 2016, the Executive Branch issued Decree No. 367/2016. It established the dissolution of the ex UNIREN and transferred to each ministry the responsibility to renegotiate public service agreements. In our case, the MINEM together with the Ministry of Economy (“MH”).

On March 30, 2017, within the framework of the tariff renegotiation process mentioned above, the Company entered into the Integral Renegotiation Agreement (the “2017 Integral Agreement”) which contained similar terms and conditions to those set forth in the agreements signed in 2008, 2011 and 2015. The 2017 Integral Agreement had as background the transitional agreements celebrated in 2008, 2016 and 2017 (the “Transitional Agreements”) by which TGS was granted with transitional tariff schedule applicable in order to continue providing the service of natural gas transportation service.

On March 27, 2018, the Executive Branch of the Argentine Government issued the Decree No. 250/2018 (the “Decree 250”) ratifying the 2017 Integral Agreement. This decree represents the conclusion of the Integral Tariff Review process (“RTI” for its acronym in Spanish) and the completion of the 2017 Transitional Agreement, and thus, the final renegotiation of the license after seventeen years of negotiations.

The 2017 Integral Agreement sets the guidelines for the provision of the natural gas transportation service until the end of the License. Among these guidelines:

•
The RTI Process, which will culminate in the signing of the integral agreement, was approved. As a result of this RTI, a new tariff schedule was also approved. This new tariff schedule applicable to the Company determined a total tariff increase of 214.2% and 37%, in the event that it had been granted in a single installment as of April 1, 2017, on the tariff of the natural gas transportation service and the CAU, respectively.

•
The Five-Year Investment Plan was approved. Resolution 4362 obliged TGS for the execution of the Five-Year Plan, which requires a high level of essential investments for the operation and maintenance of the pipeline system, to provide quality, safe and reliable service. The Five-Year Plan shall be for the period from April 1, 2017 to March 31, 2022 and will amount to Ps. 6,786,543,expressed in December 31, 2016 currency terms.

•
A non-automatic six-month adjustment mechanism for the natural gas transportation tariff and the investment commitments were approved. This adjustment must be approved by ENARGAS and for its calculation, the evolution of the WPI published by INDEC will be considered.

•
TGS and its shareholders must withdraw any claim against the Government related to the natural gas transportation business, including the arbitration proceedings before the ICSID. The Company desisted from it on June 26, 2018.

As it is mentioned above the tariff increase was granted in 3 installments according to the following resolutions:

•
Effective as of April 1, 2017, 64.2% of the tariff for the natural gas transport service, the CAU not being adjusted, in accordance with the provisions of Resolution No. 4362/2017 (“Resolution 4362 “).

•	Effective as of December 1, 2017, after the issuance of Resolution 120, 81.1% on the tariff for the natural gas transport service and 29.7% on the CAU, which includes the first adjustment by WPI.

•	Effective as of April 1, 2018, an increase of 50% over the tariff for the natural gas transport service and the CAU within the framework of the provisions of Resolution No. 310/2018 issued by ENARGAS.

In addition, completing the RTI process, prior to the ratification of the 2017 Integral Agreement and within the framework of the Transitional Agreements, the Company received the following tariff increases:

•
Through Resolution ENARGAS I-2852/2014 (“Resolution I-2852”) on April 7, 2014, a staggered increase of 8% was established as of April 1, 2014, from 14% accumulated since 1 June 2014 and 20% accumulated since August 1, 2014.

•
On June 5, 2015, ENARGAS issued Resolution No. I-3347/2015 (“Resolution I-3347”), which complements Resolution I-2852, which approved an increase in the tariffs applicable to the natural gas transportation service from May 1, 2015. This increase represented for TGS a transitional increase of 44.3% in the price of the natural gas transport service and 73.2% in the CAU.

•
Effective since April 1, 2016, an increase of 200.1% on the rates applicable to the public service of Natural Gas Transportation and to the CAU (the “2016 Increase”) in accordance with the provisions of Resolution No. I-3724/2016 of ENARGAS (“Resolution 3724”), which could only be invoiced in full from October 7, 2016 after the ruling issued by the Supreme Court of Justice of the Nation (“CSJN”) that determined the nullity of Resolutions No. 28/2016 and 31/2016 (jointly “Resolutions 28 and 31”) of the former Ministry of MINEM.

Semiannual tariff increase

This increase is granted within the framework of the semiannual tariff adjustment of the natural gas transportation service in accordance with the provisions of the RTI process.

In the public hearing held on September 4, 2018, in which the Company requested, based on the variation of the WPI recorded for the period February - August 2018, a tariff increase of approximately 30%. Considering the hearing, on September 27, 2018, ENARGAS issued Resolution No. 265/2018 which determined a 19.7% tariff increase effective as of October 1, 2018.

This increase was determined by ENARGAS based on the simple average of the WPI, the Construction Cost Index for the period February and August 2018 and the Salary Variation Index between December 2017 and June 2018.

It is noteworthy that ENARGAS supported the determination of the aforementioned tariff increase in the provisions of Resolution 4362, which, among other issues, provided that under certain circumstances and macroeconomic conditions, such as the significant devaluation occurred after April 2018, ENARGAS may use other indexes than the WPI to determine the tariff increase. TGS notified ENARGAS its disagreement with respect to the methodology for calculating the semiannual adjustment.

On February 26, 2019, within the framework of the RTI, a new public hearing took place with the aim of the determination of the biannual tariff increase that will come into effect as of April 1, 2019. On March 29, 2019, ENARGAs issued Resolution No. 192/2019 whereby ENARGAS approves, effective April 1, 2019, a 26% tariff increase.

b)	Regulatory Framework for non-regulated segments

Domestic market

The Production and Commercialization of Liquids segment is not subject to regulation by ENARGAS, and as it is provided in the Transfer Agreement, is organized as a separate business unit within TGS, keeping accounting information separately. However, over recent years, the Argentine Government enacted regulations which significantly impacted on it.

In April 2005, the Argentine Government enacted Law No. 26,020 which sets forth the regulatory framework for the industry and commercialization of LPG. Among other things, the Law No. 26,020 creates the framework through which the Secretary of Hydrocarbon Resources (“SHR”) (formerly the Federal Energy Bureau) establishes regulations meant to cause LPG suppliers to guarantee sufficient supply of LPG in the domestic market at low prices. Law No. 26,020 creates a price regime pursuant to which the SRH periodically publish reference prices for LPG sold in the local market. It also sets forth LPG volumes to be sold in the local market.

On March 30, 2015, the Executive Branch issued Decree No. 470/2015, regulated by Resolution No. 49/2015 issued by the Federal Energy Bureau, which created the Programa Hogares con Garrafa (the “Households with Bottles Program”) which replaced the programs in force until that time. The Households with Bottles Program was implemented through Resolutions No. 49/2015 and No. 470/2015 issued by the Federal Energy Bureau.

In line with the previous programs, the Households with Bottles Program sets a maximum reference price for the members of the marketing chain in order to guarantee the supply to low-income residential user, by committing the LPG producers to supply at a fixed price (below the market price) with a quota assigned to each producer. Additionally, payment of compensation to the participating producers of the Households with Bottles Program was established.

Under the Households with Bottles Program the SHR regulates the price and the quantity of LPG sold in the domestic market by each LPG producer. During 2017, the SHR issued Resolutions No. 56-E/2017 and No. 287-E/2017, setting the prices at Ps. 2,568 per ton of butane and Ps. 2,410 per ton of propane as of April 2017 and at Ps. 4,302 per ton of butane and Ps. 4,290 per ton of propane as of December 1, 2017. For 2016 and the first quarter of 2017, the price was set by Resolution No. 70/2015 in Ps. 650 per ton.

On March 27, 2018, the SRH issued Resolution No. 5/2018, which increases as from April 1, 2018, the price of the products contributed to the Households with Bottles Program to Ps. 5,416 and Ps. 5,502 per ton of butane and propane, respectively. On the other hand, the compensation received from the National Government remained at Ps. 550/tn.

Finally, on January 28, 2019, the Energy Government Secretariat issued Resolution No. 15/2019 modifying the price for which the products contributed to the Households with Bottles Program are sold. As of February 1, 2019, the price increased to Ps. 9.154 and Ps. 9,042 per ton of butane and propane, respectively, eliminating the compensation received by the Argentine government.

In this context, the Company has filed various administrative and judicial claims challenging the general regulations of the program, as well as the administrative acts that determine the volumes of butane that must be sold in the domestic market, in order to safeguard its economic-financial situation and thus, preventing that this situation does not extend over time.

In addition, the Company is a party of the Propane Gas Supply Agreement for Induced Propane Gas Distribution Networks (“Propane for Networks Agreement”) entered into with the Argentine Government by which it undertakes to supply propane to the domestic market at a lower price to the market. In compensation, the Company receives an economic compensation calculated as the difference between the sales price and the export parity determined by the former Ministry of MINEM.

In 2017, the MINEM issued Resolutions No. 74 and 474-E/2017 (“Resolution 474”) that stipulate increases in the price of undiluted propane gas destined to the Propane for Networks Agreement as of April 1 and December 1, 2017, respectively. From those dates onwards, the price of undiluted propane gas has been set at Ps. 1,267/ton and Ps. 2,832/ton (in accordance with Resolution 74) and Ps. 1,941.20/ton and Ps. 3,694/ton (in accordance with Resolution 474), respectively, depending on the client to whom the undiluted propane gas is delivered. These price adjustments are framed within the increase path outlined by the Government until 2019, with the aim of reducing the subsidies applied to that effect.

Finally, in May 2018, the Company signed the sixteenth extension by which the methodology for determining the price and volumes for the period April 1, 2018 - December 31, 2019 is established.

During 2018, 2017 and 2016, the Company booked the amount of Ps. 406,727, Ps. 347,655 and Ps. 314,028, for subsidies for the programs mentioned above, respectively.

As of December 31, 2018, the Argentine Government owes the Company Ps. 292,866 for these concepts.

Foreign market

On September 3, 2018, the Executive Branch issued Decree No. 793/2018, which, between September 4, 2018 and December 31, 2020, sets an export duty of 12% on the exported amount of propane, butane and natural gasoline. This withholding is capped at $4 for each dollar of the tax base or the official FOB price.

Decree No. 2,067 / 08

Through Presidential Decree No. 2,067/08, the Executive Branch created a tariff charge to be paid by (i) the users of regulated services of transportation and / or distribution, (ii) natural gas consumers receiving natural gas directly from producers without making use of transportation systems or natural gas distribution, (iii) the natural gas processing companies in order to finance the import of natural gas. The tariff charge sets forth in this decree finance the higher price of the natural gas imports required to compensate the injection of natural gas necessary to meet national requirements (the “Charge”). When the Charge was created, TGS paid it in accordance with the provisions of Resolution I-563/2008, at Ps. 0.0492/m3.

The payment of the natural gas processing tariff charge was selectively subsidized from 2008 according to the destination of the natural gas. In November 2011, however, ENARGAS issued Resolution No. 1,982/11 and 1,991/11 (the “Subsidy Beneficiaries Resolutions”) which modified the list of the subsidy beneficiaries, and thus, involved a cost increase for many of our clients and for us (for certain of our consumption for our own account). The natural gas processing tariff charge increased from Ps. 0.049 to Ps. 0.405 per cubic meter of natural gas effective from December 1, 2011, representing a significant increase in our variable costs of natural gas processing.

In order to avoid this damage, TGS appealed against the Presidential Decree and the Resolutions including National Government, ENARGAS and ex MPFIPyS as defendants. For further information regarding the legal action filed the Company, see Note 20.b.

On March 28, 2016, the MINEM issued Resolution No. 28/16 (“Resolution 28”), which instructs ENARGAS to take all the necessary measures to derogate the tariff charge created by Decree No. 2,067/08 as from April 1, 2016. However, such Resolution does not repeal or declare illegitimate this decree and the Subsidy Beneficiaries Resolutions for which the judicial action is still ongoing.

c)	Essential assets

A substantial portion of the assets transferred by GdE has been defined as essential for the performance of the natural gas transportation service. Therefore, TGS is required to keep separated and maintain these assets, together with any future improvements, in accordance with certain standards defined in the License.

TGS may not, for any reason, dispose of, encumber, lease, sublease or loan essential assets nor use such assets for purposes other than the provision of the licensed service without ENARGAS´s prior authorization. Any expansion or improvements that it makes to the gas pipeline system may only be encumbered to secure loans that have a term of more than one year to finance such extensions or improvements.

Upon expiration of the License, TGS will be required to transfer to the Argentine government or its designee, the essential assets listed in an updated inventory as of the expiration date, free of any debt, encumbrances or attachments. If the Company decides not to continue with the license, TGS will receive a compensation equal to the lower of the following two amounts:

i)
the net book value of the essential assets determined on the basis of the price paid by the acquiring joint arrangements, and the original cost of subsequent investments carried in US dollars and adjusted by the PPI, net of accumulated depreciation according to the calculation rules to be determined by ENARGAS; or

ii)	the net proceeds of a new competitive bidding (the “New Bidding”).

Once the period of the extension of the License expires, TGS will be entitled to participate in the New Bidding, and thus, it shall be entitled to:

(i) that its bid in the New Bidding be computed at an equal to the appraisal value to be determined by an investment bank selected by ENARGAS, which represents the value of the business of providing the licensed service as it is driven by the Licensee at the valuation date, as a going concern and without regard to the debts;

(ii) to obtain the new License, without payment, in the event that any bid submitted in the New Bidding exceeds the appraised value;

(iii) to match the best bid submitted by third parties in the New Bidding, if it would be higher than its bid mentioned in (i),  paying the difference between both values to obtain the new License;

(iv) if the Company is unwilling to match the best bid made by a third party, to receive the appraisal value mentioned in (i) as compensation for the transfer of the Essential Assets to the new licensee.